ACCOUNTS RECEIVABLE (Table)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of accounts receivable

At December 31, 2017 and 2016, accounts receivable consisted of the following:

	December 31, 2017	December 31, 2016
Accounts receivable	$38,279	$14,362
Less: allowance for doubtful accounts	(3,054)	-
Accounts receivable, net	$35,225	$14,362